Inventories (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013
Inventories [Abstract]
Raw materials	$ 751,000	$ 981,000
Work in process	2,204,000	2,066,000
Finished goods	1,458,000	1,212,000
Total	$ 4,413,000	$ 4,259,000